UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
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Check here if Amendment: |_|; Amendment Number:
                                                -------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Tarkenton
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:

---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]
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AS OF 06/30/06

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:         67
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Form 13F Information Table Value Total:     $ 208,970
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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


AS OF 9/30/07

NAME OF                                    MARKET     TOTAL
ISSUER           SYMBOL  CLASS CUSIP       VALUE      SHARES    9/30/07 PRICE   DISCRETION  VOTING AUTH
------           ------  ----- -----    ----------   --------   ------------    ---------   -----------
AS OF 9/30/07
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ABBOTT LABS      ABT     com  00282410    $ 4,843    90,317    $ 53.62 ABT equity sole    none
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ALLTEL CORP      AT      com  02003910    $ 6,416    92,078    $ 69.68 AT equity  sole    none
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AMERICAN EXPRESS AXP     com  02581610      $ 226     3,800    $ 59.37 AXP equity sole    none
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BANK OF AMERICA  BAC     com  06050510    $ 2,709    53,896    $ 50.27 BAC equity sole    none
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BECTON DICKINSON BDX     com  07588710      $ 338     4,120    $ 82.05 BDX equity sole    none
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BROWN-FORMAN -B  BF/B    com  11563720    $ 6,016    80,305    $ 74.91 BF/B equitysole    none
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BRISTOL-MYER SQB BMY     com  11012210      $ 254     8,800    $ 28.82 BMY equity sole    none
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BURLINGTON NORTH BNI     com  12189T10      $ 576     7,100    $ 81.17 BNI equity sole    none
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BAUSCH & LOMB    BOL     com  07170710      $ 249     3,893    $ 64.00 BOL equity sole    none
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BP PLC-ADR       BP      com  05562210      $ 717    10,332    $ 69.35 BP equity  sole    none
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BRE PROPERTIES   BRE     com  05564E10    $ 2,277    40,711    $ 55.93 BRE equity sole    none
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BERKSHIRE HATH-B BRK/B   com  08467020      $ 474       120 $ 3,952.00 BRK/B equitsole    none
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CITIGROUP INC    C       com  17296710    $ 2,761    59,151    $ 46.67 C equity   sole    none
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CATERPILLAR INC  CAT     com  14912310    $ 2,413    30,767    $ 78.43 CAT equity sole    none
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CBS CORP-B       CBS     com  12485720    $ 3,214   102,023    $ 31.50 CBS equity sole    none
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CITADEL BROADCAS CDL     com  17285T10       $ 43    10,338     $ 4.16 CDL equity sole    none
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CHEVRON CORP     CVX     com  16676410    $ 4,446    47,512    $ 93.58 CVX equity sole    none
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DOMINION RES/VA  D       com  25746U10    $ 2,456    29,139    $ 84.30 D equity   sole    none
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DEERE & CO       DE      com  24419910      $ 723     4,870   $ 148.42 DE equity  sole    none
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DISNEY (WALT) CO DIS     com  25468710    $ 4,757   138,317    $ 34.39 DIS equity sole    none
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CONS EDISON INC  ED      com  20911510      $ 250     5,400    $ 46.30 ED equity  sole    none
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EQUIFAX INC      EFX     com  29442910    $ 1,094    28,698    $ 38.12 EFX equity sole    none
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EQUITY ONE INC   EQY     com  29475210    $ 2,174    79,936    $ 27.20 EQY equity sole    none
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ENTERCOM COMM-A  ETM     com  29363910    $ 3,911   202,321    $ 19.33 ETM equity sole    none
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FIRSTENERGY CORP FE      com  33793210    $ 1,914    30,216    $ 63.34 FE equity  sole    none
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FIRST LITCH FIN  FLFL    com  32072410      $ 588    38,185    $ 15.40 FLFL equitysole    none
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FANNIE MAE       FNM     com  31358610      $ 541     8,900    $ 60.81 FNM equity sole    none
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FPL GROUP INC    FPL     com  30257110    $ 1,619    26,597    $ 60.88 FPL equity sole    none
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GENERAL ELECTRIC GE      com  36960410    $ 9,473   228,827    $ 41.40 GE equity  sole    none
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GRACO INC        GGG     com  38410910      $ 888    22,714    $ 39.11 GGG equity sole    none
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IDEARC INC       IAR     com  45166310      $ 266     8,447    $ 31.47 IAR equity sole    none
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IBM              IBM     com  45920010    $ 3,307    28,072   $ 117.80 IBM equity sole    none
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INDYMAC BANCORP  IMB     com  45660710    $ 5,305   224,698    $ 23.61 IMB equity sole    none
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JOHNSON&JOHNSON  JNJ     com  47816010   $ 18,756   285,474    $ 65.70 JNJ equity sole    none
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JPMORGAN CHASE   JPM     com  46625H10    $ 2,485    54,237    $ 45.82 JPM equity sole    none
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KRAFT FOODS INC  KFT     com  50075N10    $ 5,050   146,335    $ 34.51 KFT equity sole    none
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KIMCO REALTY     KIM     com  49446R10    $ 3,144    69,545    $ 45.21 KIM equity sole    none
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KIMBERLY-CLARK   KMB     com  49436810    $ 1,200    17,074    $ 70.26 KMB equity sole    none
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COCA-COLA CO     KO      com  19121610    $ 4,754    82,730    $ 57.47 KO equity  sole    none
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LABORATORY CP    LH      com  50540R40    $ 2,776    35,480    $ 78.23 LH equity  sole    none
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ELI LILLY & CO   LLY     com  53245710    $ 1,657    29,100    $ 56.93 LLY equity sole    none
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LOWE'S COS INC   LOW     com  54866110      $ 389    13,895    $ 28.02 LOW equity sole    none
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MASCO CORP       MAS     com  57459910    $ 2,835   122,356    $ 23.17 MAS equity sole    none
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MCDONALDS CORP   MCD     com  58013510    $ 2,168    39,800    $ 54.47 MCD equity sole    none
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3M CO            MMM     com  88579Y10    $ 1,678    17,934    $ 93.58 MMM equity sole    none
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ALTRIA GROUP INC MO      com  02209S10   $ 14,987   215,541    $ 69.53 MO equity  sole    none
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OXFORD INDS INC  OXM     com  69149730    $ 5,863   162,326    $ 36.12 OXM equity sole    none
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PEPSICO INC      PEP     com  71344810    $ 8,883   121,255    $ 73.26 PEP equity sole    none
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PROCTER & GAMBLE PG      com  74271810    $ 1,133    16,106    $ 70.34 PG equity  sole    none
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PROGRESS ENERGY  PGN     com  74326310    $ 2,537    54,144    $ 46.85 PGN equity sole    none
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PROGRESSIVE CORP PGR     com  74331510    $ 2,026   104,374    $ 19.41 PGR equity sole    none
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PROV & WOR RR    PWX     com  74373710      $ 183    10,000    $ 18.25 PWX equity sole    none
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SCANA CORP       SCG     com  80589M10    $ 3,477    89,765    $ 38.74 SCG equity sole    none
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SCHLUMBERGER LTD SLB     com  80685710      $ 210     2,000   $ 105.00 SLB equity sole    none
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EW SCRIPPS-CL A  SSP     com  81105420    $ 1,037    24,683    $ 42.00 SSP equity sole    none
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SUNTRUST BANKS   STI     com  86791410      $ 212     2,800    $ 75.67 STI equity sole    none
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CONSTELLATION-A  STZ     com  21036P10      $ 333    13,743    $ 24.21 STZ equity sole    none
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AT&T INC         T       com  00206R10    $ 2,298    54,323    $ 42.31 T equity   sole    none
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THOR INDUSTRIES  THO     com  88516010      $ 645    14,334    $ 44.99 THO equity sole    none
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T ROWE PRICE GRP TROW    com  74144T10    $ 2,064    37,055    $ 55.69 TROW equitysole    none
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UST INC          UST     com  90291110    $ 3,234    65,197    $ 49.60 UST equity sole    none
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VERIZON COMMUNIC VZ      com  92343V10    $ 4,164    94,033    $ 44.28 VZ equity  sole    none
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WESTAMERICA BANC WABC    com  95709010    $ 7,151   143,558    $ 49.81 WABC equitysole    none
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WINDSTREAM CORP  WIN     com  97381W10    $ 1,640   116,153    $ 14.12 WIN equity sole    none
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WEINGARTEN RLTY  WRI     com  94874110    $ 2,813    67,850    $ 41.46 WRI equity sole    none
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WYETH            WYE     com  98302410    $ 7,202   161,652    $ 44.55 WYE equity sole    none
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EXXON MOBIL CORP XOM     com  30231G10   $ 12,751   137,764    $ 92.56 XOM equity sole    none
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                                        $ 208,970
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